Income Taxes - Reconciliation of Income Tax Benefit (Provision) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Abstract]
Expected tax benefit (expense)	$ 187,282		$ (53,533)		$ (9,486)
State income tax expense, net of federal benefit	(9,660)		(1,619)		(107)
Pass-through entities (1)	49,989	[1]	53,533	[1]	9,486	[1]
Stock compensation (2)	(330,024)	[2]
Other	1,442
Total income tax benefit (expense)	$ (100,971)		$ (1,619)		$ (107)

[1]	MEMP, a publicly traded partnership with qualifying income, is a pass-through entity for federal income tax purposes. In addition, our predecessor was also a pass-through entity for federal income tax purposes.
[2]	As discussed in Note 12, the compensation expense associated with the incentive units of WildHorse Resources and MRD Holdco created a nondeductible permanent difference for income tax purposes.